Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 5

Goodwill and Intangible Assets

The latest impairment assessment of goodwill and intangible assets not subject to amortization was completed in the third quarter of 2012.  Future impairment tests for goodwill and indefinite-lived intangible assets will be performed annually in the third quarter, or earlier if indicators of impairment exist.  Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

Goodwill

The carrying amount of goodwill at March 31, 2013 and December 31, 2012 was $6,060 million and $6,130 million, respectively.  Changes in the goodwill balance were due to foreign currency translation.  As of March 31, 2013, there were no accumulated goodwill impairment losses.

Other Intangible Assets, Net

The following table summarizes AbbVie’s intangible assets.

	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination.  Amortization expense for the three months ended March 31, 2013 and 2012 was $135 million and $179 million, respectively.  There were no impairment charges recorded in the three months ended March 31, 2013 and 2012.

Note 5  Goodwill and Intangible Assets

The carrying amount of goodwill at December 31, 2012 and 2011 was $6,130 million and $6,100 million, respectively. Changes in the goodwill balance were due to foreign currency translation. As of December 31, 2012, there were no accumulated goodwill impairment losses.

The following table summarizes AbbVie's intangible assets.

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination. Amortization expense for 2012, 2011 and 2010 was $625 million, $764 million and $708 million, respectively. In 2012 and 2011, AbbVie recorded impairment charges of $13 million and $46 million, respectively, for certain projects under development. These charges are included in R&D expenses. At December 31, 2012, the anticipated annual amortization expense for intangible assets recorded as of December 31, 2012 was $511 million in 2013, $348 million in 2014, $267 million in 2015, $140 million in 2016 and $116 million in 2017. Intangible asset amortization is included in cost of products sold in the combined statements of earnings. Amortizable intangible assets are amortized over 2 to 16 years with an average of 11 years for both developed product rights and license agreements.